Long-term debt (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Non-current portion of non-current borrowings, by type [abstract]
Total long-term debt	$ 489.2	$ 714.5
Senior unsecured notes - due November 15, 2022
Non-current portion of non-current borrowings, by type [abstract]
Total long-term debt	0.0	397.4
Senior unsecured notes - due May 15, 2025
Non-current portion of non-current borrowings, by type [abstract]
Total long-term debt	96.3	287.1
Senior unsecured notes - due July 15, 2027
Non-current portion of non-current borrowings, by type [abstract]
Total long-term debt	392.9	0.0
Credit Facility
Non-current portion of non-current borrowings, by type [abstract]
Total long-term debt	$ 0.0	$ 30.0